Guarantees and commitments - Guarantees maturity (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Guarantees
Maturity less than 1 year	SFr 26,395	SFr 34,698
Maturity between 1 to 3 years	6,336	13,349
Maturity between 3 to 5 years	4,577	4,507
Maturity greater than 5 years	2,206	2,515
Total gross amount	39,514	55,069
Total net amount	38,300	53,956
Carrying value	817	910
Collateral received	8,801	8,406
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	1,962	2,916
Maturity between 1 to 3 years	500	744
Maturity between 3 to 5 years	262	284
Maturity greater than 5 years	409	458
Total gross amount	3,133	4,402
Total net amount	2,913	4,193
Carrying value	13	25
Collateral received	2,043	1,729
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,109	4,295
Maturity between 1 to 3 years	1,571	1,992
Maturity between 3 to 5 years	194	627
Maturity greater than 5 years	240	85
Total gross amount	7,114	6,999
Total net amount	6,124	6,100
Carrying value	76	78
Collateral received	3,090	3,144
Derivatives
Guarantees
Maturity less than 1 year	15,864	23,529
Maturity between 1 to 3 years	3,377	10,061
Maturity between 3 to 5 years	3,590	3,149
Maturity greater than 5 years	976	1,450
Total gross amount	23,807	38,189
Total net amount	23,807	38,189
Carrying value	684	755
Other guarantees
Guarantees
Maturity less than 1 year	3,460	3,958
Maturity between 1 to 3 years	888	552
Maturity between 3 to 5 years	531	447
Maturity greater than 5 years	581	522
Total gross amount	5,460	5,479
Total net amount	5,456	5,474
Carrying value	44	52
Collateral received	3,668	3,533
Bank
Guarantees
Maturity less than 1 year	26,164	34,538
Maturity between 1 to 3 years	6,226	13,250
Maturity between 3 to 5 years	4,576	4,482
Maturity greater than 5 years	2,193	2,499
Total gross amount	39,159	54,769
Total net amount	37,946	53,656
Carrying value	813	905
Collateral received	8,686	8,323
Bank | Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	1,955	2,908
Maturity between 1 to 3 years	500	743
Maturity between 3 to 5 years	262	285
Maturity greater than 5 years	402	451
Total gross amount	3,119	4,387
Total net amount	2,900	4,178
Carrying value	12	24
Collateral received	2,038	1,727
Bank | Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,019	4,201
Maturity between 1 to 3 years	1,514	1,929
Maturity between 3 to 5 years	163	603
Maturity greater than 5 years	237	81
Total gross amount	6,933	6,814
Total net amount	5,943	5,915
Carrying value	74	75
Collateral received	3,057	3,104
Bank | Derivatives
Guarantees
Maturity less than 1 year	15,864	23,528
Maturity between 1 to 3 years	3,377	10,061
Maturity between 3 to 5 years	3,590	3,149
Maturity greater than 5 years	976	1,451
Total gross amount	23,807	38,189
Total net amount	23,807	38,189
Carrying value	684	755
Bank | Other guarantees
Guarantees
Maturity less than 1 year	3,326	3,901
Maturity between 1 to 3 years	835	517
Maturity between 3 to 5 years	561	445
Maturity greater than 5 years	578	516
Total gross amount	5,300	5,379
Total net amount	5,296	5,374
Carrying value	43	51
Collateral received	SFr 3,591	SFr 3,492